1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net loss	$ (299,285)	$ (28,785)	$ (351,390)	$ (1,006,457)
Net cash provided by (used in) operating activities	(6,430)	(131,646)	100,657	(667,434)
Cash and cash equivalents	351,314	$ 194,714	402,738	118,405	$ 50,059
Accounts receivable	655,720		796,923	468,548
Current liabilities	1,691,131		1,932,844	1,218,781
Customer advances	$ 400,704		857,842	180,137
Depreciation expense			27,216	33,660
Allowance for doubtful accounts			$ 232,500	$ 5,000
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	1,493,200	1,745,067	4,530,513	4,553,213
Stock-based compensation costs	$ 342,984	$ 26,057	$ 52,341	$ 201,612
Amortization expense related to patents			$ 0	$ 0
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage			22.00%	16.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage			16.00%	15.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration risk percentage			13.00%	12.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration risk percentage			13.00%	12.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration risk percentage				11.00%